Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A (the “Amended Annual Report”) amends the Annual Report on Form 20-F of rYojbaba Co., Ltd. (the “Company” or “we”) for the year ended December 31, 2025 (the “Original Form 20-F”), filed on March 23, 2026, with the Securities and Exchange Commission (the “SEC”). The only changes made to the Original Form 20-F are to revise the Exhibit Table to include the Company’s Clawback policy, which was erroneously omitted from the previous filing. Except as noted above, the Company has not modified, or updated disclosures presented in this Amended Annual Report. Accordingly, the Amended Annual Report does not reflect events occurring after the Original Form 20-F or modify or update those disclosures affected by subsequent events.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42781
Entity Registrant Name	RYOJBABA CO., LTD.
Entity Central Index Key	0002012600
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	4-3-1, Ohashi
Entity Address, Address Line Two	Minami-Ku
Entity Address, City or Town	Fukuoka-Shi, Fukuoka
Entity Address, Country	JP
Entity Address, Postal Zip Code	815-0033
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	RYOJ
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	11,550,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4-3-1, Ohashi,
Entity Address, Address Line Two	Minami-Ku
Entity Address, City or Town	Fukuoka-Shi, Fukuoka
Entity Address, Country	JP
Entity Address, Postal Zip Code	815-0033
City Area Code	+81
Local Phone Number	(92) 553-0344
Contact Personnel Name	Takayuki Nakano
Contact Personnel Email Address	t.nakano@ryojbaba.co.jp